Supplement dated May 8, 2020
to the Statements of Additional Information (SAIs) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	SAI Dated
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	3/1/2020
Columbia Capital Allocation Moderate Aggressive Portfolio	3/1/2020
Columbia Capital Allocation Moderate Conservative Portfolio	3/1/2020
Columbia Convertible Securities Fund	3/1/2020
Columbia Georgia Intermediate Municipal Bond Fund	3/1/2020
Columbia Global Strategic Equity Fund	3/1/2020
Columbia Large Cap Enhanced Core Fund	3/1/2020
Columbia Large Cap Growth Opportunity Fund	3/1/2020
Columbia Large Cap Index Fund	3/1/2020
Columbia Maryland Intermediate Municipal Bond Fund	3/1/2020
Columbia Mid Cap Index Fund	3/1/2020
Columbia North Carolina Intermediate Municipal Bond Fund	3/1/2020
Columbia Overseas Value Fund	3/1/2020
Columbia Select Global Growth Fund	3/1/2020
Columbia Select International Equity Fund	3/1/2020
Columbia Select Large Cap Equity Fund	3/1/2020
Columbia Select Mid Cap Value Fund	3/1/2020
Columbia Short Term Bond Fund	3/1/2020
Columbia Short Term Municipal Bond Fund	3/1/2020
Columbia Small Cap Index Fund	3/1/2020
Columbia Small Cap Value Fund II	3/1/2020
Columbia South Carolina Intermediate Municipal Bond Fund	3/1/2020
Columbia Virginia Intermediate Municipal Bond Fund	3/1/2020
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	3/1/2020
Columbia Capital Allocation Conservative Portfolio	3/1/2020
Columbia Capital Allocation Moderate Portfolio	3/1/2020
Columbia Commodity Strategy Fund	3/1/2020
Columbia Contrarian Asia Pacific Fund	3/1/2020
Columbia Contrarian Europe Fund	3/1/2020
Columbia Disciplined Core Fund	3/1/2020
Columbia Disciplined Growth Fund	3/1/2020
Columbia Disciplined Value Fund	3/1/2020
Columbia Dividend Opportunity Fund	3/1/2020
Columbia Emerging Markets Bond Fund	3/1/2020
Columbia Flexible Capital Income Fund	3/1/2020
Columbia Floating Rate Fund	3/1/2020
Columbia Global Equity Value Fund	3/1/2020
Columbia Global Infrastructure Fund	3/1/2020
Columbia Global Opportunities Fund	3/1/2020
Columbia Government Money Market Fund	3/1/2020
Columbia High Yield Bond Fund	3/1/2020
Columbia Income Builder Fund	3/1/2020
Columbia Income Opportunities Fund	3/1/2020
Columbia Large Cap Value Fund	3/1/2020
Columbia Limited Duration Credit Fund	3/1/2020
SUP000_00_099_(05/20)

Fund	SAI Dated
Columbia Minnesota Tax-Exempt Fund	3/1/2020
Columbia Mortgage Opportunities Fund	3/1/2020
Columbia Overseas Core Fund	3/1/2020
Columbia Quality Income Fund	3/1/2020
Columbia Select Global Equity Fund	3/1/2020
Columbia Select Large Cap Value Fund	3/1/2020
Columbia Select Small Cap Value Fund	3/1/2020
Columbia Seligman Communications & Information Fund	3/1/2020
Columbia Seligman Global Technology Fund	3/1/2020
Columbia Small/Mid Cap Value Fund	3/1/2020
Columbia Strategic Municipal Income Fund	3/1/2020
Multi-Manager Value Strategies Fund	3/1/2020
Columbia ETF Trust I
Columbia Diversified Fixed Income Allocation ETF	3/1/2020
Columbia Multi-Sector Municipal Income ETF	3/1/2020
Columbia Research Enhanced Core ETF	3/1/2020
Columbia Research Enhanced Value ETF	3/1/2020
Columbia Sustainable International Equity Income ETF	3/1/2020
Columbia Sustainable U.S. Equity Income ETF	3/1/2020
Columbia ETF Trust II
Columbia EM Core ex-China ETF	3/1/2020
Columbia Emerging Markets Consumer ETF	3/1/2020
Columbia India Consumer ETF	3/1/2020
Effective immediately, the information about 1. Cybersecurity Breaches and Technology and Related Systems Failure Risk, 2. Market Risk, and 3. Terrorism, War, Natural Disaster and Epidemic Risk, under the caption "Information Regarding Risks" in the "About Fund Investments" section of each SAI, is hereby superseded and replaced with the following:
Cybersecurity Breaches, Systems Failure and Other Business Disruptions Risk. The Funds and their service providers, including the Investment Manager and its affiliates (Ameriprise Financial, which is the Investment Manager’s parent company, the Distributor and the Transfer Agent (together with the Investment Manager, referred to herein as we, us and our)), any investment subadvisers, the Custodian and other service providers, as well as all their underlying service providers (collectively, the Service Provider)s, are heavily dependent on their respective employees, agents and other personnel (Personnel) and proprietary and third-party technology and infrastructure and related business, operational and information systems, networks, computers, devices, programs, applications, data and functions (collectively, Systems) to perform necessary business activities. The Systems and Personnel that the Funds and the Service Providers rely upon may be vulnerable to significant disruptions and failures, including those relating to or arising from cybersecurity breaches (including intentional acts, e.g., cyber-attacks, hacking, phishing scams, and unauthorized payment requests, and unintentional events or activity), Systems malfunctions, user error, conduct (or misconduct) of or arising from Personnel, Systems remote access (particularly important given the increased use of technologies such as the internet to conduct business), or other events or circumstances – whether foreseeable, unforeseeable, or beyond our control, such as acts of war, terrorism, natural disaster, widespread disease, pandemic or other public health crises. These types of events may result in, among other things, quarantines and travel restrictions, workforce displacement and loss or reduction in Personnel and other resources. In the above circumstances, the Funds and the Service Providers’ operations may be significantly impacted, or even temporarily halted. The Fund’s securities market counterparties may face the same or similar systems failure, cybersecurity breaches and other business disruptions risks.
Systems and Personnel disruptions and failures, particularly cybersecurity breaches, may result in (i) proprietary or confidential information or data being lost, withheld for ransom, misused, destroyed, stolen, released, corrupted or rendered unavailable, including personal investor information (and that of beneficial owners of investors), (ii) unauthorized access to Systems and loss of operational capacity, including from, for example, denial-of-service attacks (i.e., efforts to make network services unavailable to intended users), and (iii) the misappropriation of Fund or investor assets or sensitive information. Any such events could negatively impact Service Provider Systems and may have significant adverse impacts on the Funds and their shareholders.
Systems and Personnel disruptions and failures and cybersecurity breaches may cause delays or mistakes in materials provided to shareholders and may also interfere with, or negatively impact, the processing of Fund investor transactions, pricing of Fund investments, calculating Fund NAVs, and trading within a Fund’s portfolio, while causing

SUP000_00_099_(05/20)

or subjecting the Funds to potential financial losses as well as additional compliance, legal, and operational costs. Such events could negatively impact the Fund, its shareholders and the business, financial condition and performance or results of operations of the Service Providers.
The trend toward broad consumer and general public notification of Systems failures and cybersecurity breaches could exacerbate the harm to the Fund, its shareholders and Service Provider business, financial condition and performance or results of operations. Even if we successfully protect our Systems from failures or cybersecurity breaches, we may incur significant expenses in connection with our responses to any such events, as well as the need for adoption, implementation and maintenance of appropriate security measures. We could also suffer harm to our business and reputation if attempted or actual cybersecurity breaches are publicized. We cannot be certain that evolving threats from cyber-criminals and other cyber-threat actors, exploitation of new vulnerabilities in our Systems, or other developments, or data thefts, System break-ins or inappropriate access will not compromise or breach the technology or other security measures protecting our Systems.
We continue to encounter and seek to address threats of business disruption associated with Systems failure. For example, in 2015 the then-available Columbia ETFs were for a period unable to price their portfolios due to a technology issue impacting the ETFs’ third-party administrator. In another case, in 2014, Ameriprise Financial and other financial institutions experienced distributed denial-of-service attacks intended to disrupt clients’ online access. Ameriprise Financial was able to detect and respond to this incident without evident loss of client assets or information, Ameriprise Financial has since worked to enhance its security capabilities and will continue to assess its ability to monitor and respond to such threats. In addition to the foregoing, the experiences of Ameriprise Financial and its affiliates with Systems failures, cybersecurity breaches and technology threats have included, as examples, phishing scams, introductions of malware, attempts at electronic break-ins, and unauthorized payment requests. Systems failures and cybersecurity breaches may be difficult to detect, may go undetected for long periods or may never be detected. The impact of such events may be compounded over time. Although we and the Funds evaluate the materiality of Systems failures and cybersecurity breaches detected, we and the Funds may conclude that some such events are not material and may choose not to address them. Such conclusions may not prove to be correct.
Although we have established business continuity/disaster recovery plans and systems (Continuity and Recovery Plans) designed to prevent or mitigate the effects of Systems and Personnel disruptions and failures and cybersecurity breaches, there are inherent limitations in Continuity and Recovery Plans. These limitations include the possibility that certain risks have not been identified or that Continuity and Recovery Plans might not – despite testing and monitoring – operate as designed, be sufficient to stop or mitigate negative impacts, including financial losses, or otherwise be unable to achieve their objectives. The Funds and their shareholders could be negatively impacted as a result. In addition, the Fund cannot control the Continuity and Recovery Plans of the Service Providers. As a result, there can be no assurance that the Funds will not suffer financial losses relating to Systems or Personnel disruptions or failures or cybersecurity breaches affecting them or us in the future.
Systems and Personnel disruptions and failures and cybersecurity breaches may necessitate significant investment to repair or replace impacted Systems. In addition, the Funds may incur substantial costs for risk management in connection with failures or interruptions of Systems, Personnel, Continuity and Recovery Plans and cybersecurity defense measures in order to attempt to prevent any such events or incidents in the future, which, if they should occur, may be prolonged, negatively impacting business operations.
Any insurance or other risk-shifting tools available to us in order to manage or mitigate the risks associated with Systems and Personnel disruptions and failures and cybersecurity breaches are generally subject to terms and limitations such as deductibles, coinsurance, limits and policy exclusions, as well as risk of counterparty denial of coverage, default or insolvency. While Ameriprise Financial and its affiliates maintain cyber liability insurance that provides both third-party liability and first-party liability coverages, this insurance may not be sufficient to protect us against all losses. In addition, contractual remedies may not be available with respect to Service Providers or may prove inadequate if available (e.g., because of limits on the liability of the Service Providers) to protect the Funds against all losses.
Stock and other market exchanges, financial intermediaries, and issuers of, and counterparties to, the Funds’ investments and, in the case of ETFs, market makers and authorized participants, also may be adversely impacted by Systems and Personnel disruptions and failures and cybersecurity breaches, in their own businesses, subjecting them to the risks described here, as well as other additional or enhanced risks particular to their businesses, which could result in losses to the Funds and their shareholders. Issuers of securities or other instruments in which the Funds invest may also experience Systems and Personnel disruptions and failures and cybersecurity breaches, which could result in material adverse consequences for such issuers, which may cause the Funds’ investment in such issuers to lose money.
Columbia Management and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.

SUP000_00_099_(05/20)

Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as widespread disease and virus outbreaks, epidemics and pandemics, have been and can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
4
SUP000_00_099_(05/20)